Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$642,151.05

Principal:
Principal Collections	$9,459,240.04
Prepayments in Full	$4,191,812.81
Liquidation Proceeds	$67,559.50
Recoveries	$35,450.12
Sub Total	$13,754,062.47
Collections	$14,396,213.52

Purchase Amounts:
Purchase Amounts Related to Principal	$510,746.72
Purchase Amounts Related to Interest	$3,292.08
Sub Total	$514,038.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,910,252.32

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$14,910,252.32
Servicing Fee	$144,858.97	$144,858.97	$0.00	$0.00	$14,765,393.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,765,393.35
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,765,393.35
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,765,393.35
Interest - Class A-4 Notes	$55,259.22	$55,259.22	$0.00	$0.00	$14,710,134.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,710,134.13
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$14,635,936.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,635,936.80
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$14,572,796.80
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,572,796.80
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$14,495,450.30
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,495,450.30
Regular Principal Payment	$13,867,808.85	$13,867,808.85	$0.00	$0.00	$627,641.45
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$627,641.45
Residuel Released to Depositor	$0.00	$627,641.45	$0.00	$0.00	$0.00
Total		$14,910,252.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,867,808.85
Total					$13,867,808.85
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,867,808.85	$88.24	$55,259.22	$0.35	$13,923,068.07	$88.59
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$13,867,808.85	$8.61	$269,943.05	$0.17	$14,137,751.90	$8.78

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$57,661,792.98	0.3668987	$43,793,984.13	0.2786586
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$168,161,792.98	0.1044250	$154,293,984.13	0.0958133

Pool Information
Weighted Average APR	4.387%	4.403%
Weighted Average Remaining Term	21.03	20.26
Number of Receivables Outstanding	20,790	19,942
Pool Balance	$173,830,764.10	$159,386,773.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$168,161,792.98	$154,293,984.13
Pool Factor	0.1055422	0.0967724

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$5,092,789.00
Targeted Overcollateralization Amount	$5,092,789.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,092,789.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	45

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		87	$214,631.90
(Recoveries)		140	$35,450.12
Net Losses for Current Collection Period			$179,181.78
Cumulative Net Losses Last Collection Period			$10,076,353.77
Cumulative Net Losses for all Collection Periods			$10,255,535.55

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.24%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.01%	422	$4,804,138.76
61-90 Days Delinquent	0.23%	31	$367,092.41
91-120 Days Delinquent	0.11%	13	$179,808.69
Over 120 Days Delinquent	0.76%	81	$1,207,842.30
Total Delinquent Receivables	4.12%	547	$6,558,882.16

Repossession Inventory:
Repossessed in the Current Collection Period		14	$166,712.16
Total Repossessed Inventory		21	$250,391.15

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1530%
Preceding Collection Period			0.3152%
Current Collection Period			1.2906%
Three Month Average			0.5862%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5934%
Preceding Collection Period			0.6830%
Current Collection Period			0.6268%
Three Month Average			0.6344%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer